ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 9 – ACCOUNTS RECEIVABLE, NET

	12/31/2025				12/31/2024
	Due	Overdue up to 90 days	Overdue 90+ days	Total	Total
Current
Short Term Electric Power - CCEE	1,422,943	67,330	4	1,490,277	2,451,974
Renegotiated Agreements	334,549	53,086	1,423,052	1,810,687	1,600,481
Power Supply	2,078,700	64,602	1,651,993	3,795,295	4,646,742
Use of the Electric Grid	1,480,025	72,220	850,757	2,403,002	777,726
Other Receivables	31,063	7,344	28,527	66,934	—
(-) ECL	(213,270)	(101,848)	(3,675,488)	(3,990,606)	(3,565,446)
	5,134,010	162,734	278,845	5,575,589	5,911,477
Non-current
Short Term Electric Power - CCEE	—	—	9,548	9,548	9,548
Renegotiated Agreements	615,221	—	—	615,221	876,534
Power Supply	—	—	280,138	280,138	280,138
Use of the Electric Grid	—	—	4,348	4,348	4,348
(-) ECL	(92,362)	—	(294,034)	(386,396)	(568,157)
	522,859	—	—	522,859	602,411

	5,656,869	162,734	278,845	6,098,448	6,513,888
9.1 Power Supply
Trade receivables arising from electricity sales in the Regulated Contracting Environment (ACR) and the Free Contracting Environment (ACL).
9.2 Short-term electric power - CCEE
Receivables arising from the financial settlements of differences between contracted electricity volumes and the volumes effectively generated or consumed, as calculated by the Electric Energy Trading Chamber (CCEE).
9.3 Use of Power Grid
Receivables arising from the use of the transmission grid by network‑connected users.
9.4 Expected credit losses (ECL)
The changes in the years ended December 31, 2025, and 2024 are as follows:

	2025	2024
Opening balance as of January 1	4,133,603	3,747,981
(+) Acquisition of investee control	26,482	—
(+) Constitution	338,034	545,830
(-) Reversal	(121,105)	(154,496)
(-) Write-off	(12)	(5,712)
Final balance on December 31	4,377,002	4,133,603
Among the total ECL balance recognized for customers as of December 2025, R$2,728,747 (R$2,728,747 as of December 31, 2024) refers to receivables from Amazonas Energia, which remain fully provisioned. For additional information, see Note 39.
The recognition and reversal of ECL were recorded and presented in profit or loss as operating expenses (see Note 34.1).
Accounting Policy
Trade receivables are initially recognized at the transaction price and subsequently measured at amortized cost, considering contractual interest and monetary adjustments, less amounts received and expected credit losses (ECL).
Estimates and critical judgments
The Company considers these assumptions to be reasonable based on historical experience and current economic conditions and applies this percentage to outstanding invoices.
For customers with renegotiated balances, the Company also incorporates additional risk factors into the assessment, such as financial condition and any restrictions or credit alerts issued by credit protection agencies.